Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Contingent liabilities, comprising guarantees, discounted bills and other items	£ 126.0	£ 138.0
Financial assets were pledged as collateral for contingent liabilities	£ 0.2	£ 0.4